Shareholders’ equity	12 Months Ended
Dec. 31, 2022
Shareholders Equity
Shareholders’ equity

23.	Shareholders’ equity

23.1.	Capital stock

On March 14, April 06 and December 31, 2022, the Company's Board of Directors approved the capital increase in the amount of R$352, R$342 and R$591, with the issuance of 35,673, 40,513 and 165,566 preferred shares, respectively, all registered and without par value, resulting from the exercise of the stock option granted to eligible employees under the Stock Option Plan.

Within the scope of the investment agreement signed between GOL and American Airlines and considering the shareholders who exercised their preemptive rights, on May 20, 2022, the Board of Directors approved a new capital increase with the issuance of 22,230,606 preferred shares registered and without par value, totaling R$948,580 less costs incurred of R$2,319, with R$1.00 (one real) allocated to capital stock and the remainder allocated to the capital reserve.

On December 31, 2022, the Company's share capital was R$4,040,397 (R$4,039,112 on December 31, 2021), represented by 3,200,516,281 shares, with 2,863,682,710 common shares and 336,833,571 preferred shares (3,178,043,923 shares, comprised by 2,863,682,710 common shares and 314,361,213 preferred shares on December 31, 2021). The share capital above is reduced by the costs to issue shares totaling R$157,495 on December 31, 2022 and December 31, 2021.

The Company’s shares are held as follows:

	2022			2021
	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total
MOBI (1) (2)	100.00%	38.93%	50.87%	100.00%	32.81%	46.69%
American Airlines Inc.	-	6.60%	5.31%	-	-	-
Path Brazil (2)	-	3.22%	2.59%	-	3.45%	2.74%
Others	-	1.41%	1.14%	-	1.54%	1.22%
Market	-	49.84%	40.09%	-	62.20%	49.35%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
(1)	In the context of the exchangeable senior notes, in 2019 MOBI lent up to 14,000,000 ADSs to Bank of America Corporation, which operates the ADS lending facility, in order to facilitate privately negotiated derivatives transactions or other hedging activities related to the exchangeable senior notes. The ADSs will be returned to MOBI upon maturity of the exchangeable senior notes or upon termination of the ADS lending agreement that it entered into.
(2)	It refers to legal entities controlled by the controlling shareholders (Constantino family).

The authorized share capital on December 31, 2022 and December 31, 2021 is R$6 billion. Within the authorized limit, the Company can, once approved by the Board of Directors, increase its capital regardless of any amendment to its by-laws, by issuing shares, without necessarily maintaining the proportion between the different types of shares. Under the law terms, in case of capital increase within the authorized limit, the Board of Directors will define the issuance conditions, including pricing and payment terms.

23.2.	Treasury shares

On December 31, 2022, the Company had 1,140,940 treasury shares, totaling R$38,910 (1,217,285 shares totaling R$41,514 on December 31, 2021). On December 31, 2022, the closing market price for treasury shares was R$7.34 (R$17.03 on December 31, 2021).